DEFERRED COST	12 Months Ended
Dec. 31, 2021
Disclosure Of Deferred Cost [Abstract]
DEFERRED COST

12. DEFERRED COST

During the year ended December 31, 2021, the Company entered into a construction contract whereby the Company agreed to construct certain towers for a non-related party. In accordance with IFRS 15, the Company shall recognize the revenue for the construction of each tower upon completion of the tower. During the year ended December 31, 2021, the Company incurred $1,223,395 in deferred costs relating to the construction of the towers that had not been completed.